1933 Act/Rule 485(b)

September 23, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455
Post-Effective Amendment No. 88

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), ”), transmitted herewith for filing under Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 88 of the Registrant’s Registration Statement on Form N-1A. This amendment reflects revisions made in response to certain comments received on our previous amendment filing from our examiner, Anu Dubey, which responses have been submitted by letters filed on September 16, 2016 and September 21, 2016. This amendment also contains all required financial information and certain other changes of a non-material nature.

In accordance with Rule 485(b)(4), I hereby represent that Post-Effective Amendment No. 88 to the Registrant’s Registration Statement does not contain any disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr